Securities at fair value through other comprehensive income and securities at amortized cost - Income or loss on equity securities at fair value through other comprehensive income (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income or loss on equity securities at fair value through other comprehensive income [Abstract]
Fair value at the date of disposal	₩ 156,872	₩ 48,525
Cumulative net gain (loss) at the time of disposal	₩ (4,152)	₩ 2,943